Employee compensation and benefits - Post-employment benefit plans (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)
Disclosure of defined benefit plans [line items]
Defined contribution assets		$ 8,662		$ 8,426
Estimated assets needed to secure all future pension payments							£ 33,000	$ 44,000
Percentage increase in plan liabilities due to past service cost					0.90%	0.90%
Past service cost, net defined benefit liability (asset)			£ 13	17	£ 187	$ 239
Pension Plan
Disclosure of defined benefit plans [line items]
Defined contribution assets		9,131		8,951
Pension Plan | Principal plan
Disclosure of defined benefit plans [line items]
Surplus (deficit) in plan							£ 2,500	$ 3,300
Percentage of plan funded							109.00%	109.00%
Defined contribution assets		9,129		$ 9,500				$ 7,716
Employer contributions	£ 160	$ 218
Pension Plan | Principal plan | Projected unit credit method
Disclosure of defined benefit plans [line items]
Fair value of plan assets, incl. defined contribution assets							£ 31,100	41,100
Defined Contribution Pension Plan | Principal plan
Disclosure of defined benefit plans [line items]
Defined contribution assets							£ 2,400	$ 3,200